Significant accounting judgements, estimates and assumptions - Schedule of sensitivity analysis for CGU's with respect to change in assumptions (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discount Rate [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use	100.00%	100.00%	100.00%
Increase In Value Of CGU	$ 0	$ 0	$ 100
Decrease In Value Of CGU	$ 0	$ 0	$ 900
Expected Crude Oil Natural Gas And Natural Gas Liquid [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use	10.00%	10.00%	10.00%
Increase In Value Of CGU	$ 0	$ 0	$ 4,000
Decrease In Value Of CGU		$ 9,707	$ 3,100